Principal Accounting Policies - Sales and marketing expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales and marketing expenses
Total advertising and promotion expenses including traffic acquisition expenses	¥ 47.4	¥ 24.7	¥ 40.9